Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income / (loss)	$ 654	$ 3,491	$ 3,863	$ (4,249)
Other Comprehensive income / (loss):
Foreign currency translation (loss) / gain	(48)	(11)	33	(91)
Total Comprehensive income / (loss):	606	3,480	3,896	(4,340)
Total Comprehensive income / (loss) attributable to:
Stockholders of Navigator Holdings Ltd.:	212	2,997	3,113	(5,245)
Non-controlling interest	394	483	783	905
Total Comprehensive income / (loss):	$ 606	$ 3,480	$ 3,896	$ (4,340)